Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2022
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value by class

	June 30, 2022
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	15,901	15,901	—
Treasuries/governments bonds	9,988	9,988	—
Other interest-bearing securities except loans	42,142	42,142	—
Loans in the form of interest-bearing securities	50,352	50,337	-15
Loans to credit institutions	24,791	24,730	-61
Loans to the public	200,109	198,542	-1,567
Derivatives	14,410	14,410	—
Total financial assets	357,693	356,050	-1,643
Borrowing from credit institutions	11,816	11,816	—
Borrowing from the public	—	—	—
Debt securities issued	303,562	303,764	202
Derivatives	14,006	14,006	—
Total financial liabilities	329,384	329,586	202

	December 31, 2021
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	11,128	11,128	—
Treasuries/governments bonds	10,872	10,872	—
Other interest-bearing securities except loans	45,881	45,881	—
Loans in the form of interest-bearing securities	46,578	47,991	1,413
Loans to credit institutions	20,775	20,993	218
Loans to the public	180,288	186,436	6,148
Derivatives	8,419	8,419	—
Total financial assets	323,941	331,720	7,779

Borrowing from credit institutions	5,230	5,230	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	279,770	280,294	524
Derivatives	14,729	14,729	—
Total financial liabilities	309,729	310,253	524

Schedule of fair value measurement of assets

	Financial assets at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	4,446	5,542	—	9,988
Other interest-bearing securities except loans	23,353	18,789	—	42,142
Derivatives	—	14,281	129	14,410
Total, June 30, 2022	27,799	38,612	129	66,540
Total, December 31, 2021	32,187	32,499	486	65,172

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	7,167	31,390	38,557
Derivatives	—	7,789	6,217	14,006
Total, June 30, 2022	—	14,956	37,607	52,563
Total, December 31, 2021	—	18,967	35,078	54,045

Schedule of fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value originating
	(- liabilities increase/ + liabilities decrease)		from credit risk (+ income/ - loss)
	June 30,	31 December	Jan-Jun	Jan-Jun
Skr mn	2022	2021	2022	2021
CVA/DVA, net[1]	-56	-14	-42	3
OCA[2]	-68	-132	64	-19

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.

Level 3
Sub-classifications of financial information
Schedule of financial assets and liabilities at fair value

Financial assets and liabilities at fair value in Level 3, 2022

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	June 30,
Skr mn	2022	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2022
Debt securities issued	-32,555	-6,028	6,496	—	—	1,676	-30	-949	-31,390
Derivatives, net	-2,037	0	96	—	—	-442	—	-3,705	-6,088
Net assets and liabilities	-34,592	-6,028	6,592	—	—	1,234	-30	-4,654	-37,478

Financial assets and liabilities at fair value in Level 3, 2021

							Gains (+) and
						Gains (+) and	losses (–) in
					Transfers	losses (–)	Other	Exchange-
	January 1,		Settlements &	Transfers	from	through profit	comprehensive	rate	December 31,
Skr mn	2021	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2021
Debt securities issued	-41,198	-10,372	19,337	—	—	196	-36	-482	-32,555
Derivatives, net	-263	5	-599	-1	—	411	—	-1,590	-2,037
Net assets and liabilities	-41,461	-10,367	18,738	-1	—	607	-36	-2,072	-34,592

1

Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of June 30, 2022, amounted to a Skr 1,234 million gain (year-end 2021: Skr 594 million gain) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

Assets and liabilities	June 30, 2022
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value	input	input	Valuation method	max	min

Equity	-3,870	Correlation	0.12 - (0.12)	Option Model	-10	10
Interest rate	18	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-2,139	Correlation	0.12 - (0.12)	Option Model	-44	44
Other	-97	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-6,088				-54	54
Equity	-12,304	Correlation	0.12 - (0.12)	Option Model	10	-10
		Credit spreads	10BP - (10BP)	Discounted cash flow	17	-17
Interest rate	-9,295	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	89	-89
FX	-9,610	Correlation	0.12 - (0.12)	Option Model	45	-45
		Credit spreads	10BP - (10BP)	Discounted cash flow	36	-36
Other	-181	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-31,390				198	-198
Total effect on total comprehensive income					144	-144

Derivatives, net, December 31, 2021	-2,037				-59	59
Debt securities issued, December 31, 2021	-32,555				181	-181
Total effect on total comprehensive income, December 31, 2021					122	-122